Summary of Significant Accounting Policies (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 15, 2022 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($) shares	Jan. 01, 2027
Summary of Significant Accounting Policies (Details) [Line Items]
Reportable segment				1		1
Operating segment				1		1
Impairment amunt (in Dollars)				$ 0
Federal depository insurance coverage (in Dollars)		$ 250,000		250,000
Cash, Uninsured Amount (in Dollars)		$ 442,000		$ 442,000
Effective tax rate		45.00%	15.00%	25.00%	20.00%
Income tax benefits (in Dollars)		$ (576,270)	$ (534,259)	$ (2,119,384)	$ (1,239,128)	$ 2,821,554	$ (3,470,407)
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]						Chief Executive Officer [Member]
CODM description						The CODM uses net income from operations to evaluate and make key operating decisions. The information regularly provided to the CODM on the segment’s revenues and significant expenses aligns with the categories presented in the Consolidated Statements of Operations. Furthermore, the segment’s assets are reported on the Consolidated Balance Sheets as total assets.
Ownership interest percentage						10.00%
Escalated percentage						3.00%
Unrecognized tax benefits (in Dollars)
Payment of interest and penalties (in Dollars)
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Escalated percentage								3.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares							235,000
Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares						1,200,000	1,200,000
Measurement Input, Discount Rate [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate		0.10		0.10
Measurement Input, Commodity Forward Price [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate						0.03
Measurement Input, Operating Cost [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate						0.03
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of major customer				2		2
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				99.00%		100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						100.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage							100.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage							99.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						100.00%
Oil and Gas, Exploration and Production [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of major customer				4	2
Oil and Gas, Exploration and Production [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)						$ 250,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)						$ 102,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares						6,847,500
Conversion of the outstanding convertible notes (in Shares) | shares						7,047,184
IPO [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares							6,847,500
IPO [Member] | Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares						235,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares	505,000						4,188,000